Issued capital and reserves	12 Months Ended
Mar. 31, 2024
Issued capital [abstract]
Issued capital and reserves	Issued capital and reserves
Number of shares authorized and issued

For the financial year ended March 31, 2024
	Number of shares
	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance as of April 1, 2023	201,226,883	17,684,377	21,176,470	240,087,730
Issuance of share capital Global Blue Group Holding A.G.	9,090,909	—	—	9,090,909
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Dividend)	—	—	847,059	847,059
Closing balance as of March 31, 2024	210,317,792	17,684,377	22,023,529	250,025,698
During the financial year ended March 31, 2024, 9,090,909 ordinary shares were issued in the Company based on the investment agreement with Tencent Mobility Limited (“Tencent”). Tencent subscribed for and purchased the aforementioned shares for EUR45.7 million (USD50.0 million). The transaction costs and stamp duties amounting to EUR3.6 million were deducted from other reserves in equity.
During the financial year ended March 31, 2024, 847,059 series B preference shares, convertible into common shares, were issued by the Company and transferred to CK Opportunities Wolverine Sarl (“Certares”), in relation to the dividend-in-kind approved by the Company’s September 14, 2023 shareholders meeting.

For the financial year ended March 31, 2023
	Number of shares
	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance as of April 1, 2022	192,534,962	17,788,512	—	210,323,474
Issuance of share capital Global Blue Group Holding A.G.	8,587,786	—	21,176,470	29,764,256
Issuance of treasury shares by Global Blue Group Holding A.G.	104,135	—	—	104,135
Cancellation of preference shares by Global Blue Group Holding A.G.	—	(104,135)	—	(104,135)
Closing balance as of March 31, 2023	201,226,883	17,684,377	21,176,470	240,087,730
During the financial year ended March 31, 2023, 8,587,786 ordinary shares and 21,176,470 series B preference shares, convertible into ordinary shares, were issued in the parent company based on the investment agreement with Certares. Certares subscribed for and received the aforementioned issued shares for EUR215.2 million (USD225.0 million). The transaction costs and stamp duties amounting to EUR4.9 million were deducted from other reserves in equity.
During the financial year ended March 31, 2023, 104,135 ordinary shares were issued in the parent company and held in the custody of Global Blue Group II GmbH; and 104,135 series A preference shares were cancelled in the parent company and the reduction amount was allocated to the share premium.

For the financial year ended March 31, 2022
	Number of shares
	Ordinary shares	Preference shares A	Total
Opening balance as of April 1, 2021	187,534,962	23,717,989	211,252,951
Issuance of treasury shares by Global Blue Group Holding A.G.	5,000,000	—	5,000,000
Cancellation of preference shares by Global Blue Group Holding A.G.	—	(5,929,477)	(5,929,477)
Closing balance as of March 31, 2022	192,534,962	17,788,512	210,323,474
During the financial year ended March 31, 2022, 5,000,000 ordinary shares were issued in the parent company and held as treasury shares by Global Blue Group II GmbH solely to be issued to management in connection with the approved Management Incentive Plans; and 5,929,477 series A preference shares were cancelled in the parent company and the reduction amount was allocated to the share premium.
Treasury shares

For the financial year ended March 31, 2024

Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of April 1, 2023	11,371,136	236	11,371,372	(114)	(3)	(117)
Vested RSA shares	(628,045)	—	(628,045)	6	—	6
Closing balance as of March 31, 2024	10,743,091	236	10,743,327	(108)	(3)	(111)
During the financial year ended March 31, 2024, within the framework of the Company’s Management Incentive Plan, and more specifically under the Restricted Share Award program, 628,045 ordinary shares vested and were transferred to the corresponding employees. The shares were transferred out of the treasury shares held in custody of Global Blue Group II GmbH.

For the financial year ended March 31, 2023

Treasury shares	Number of shares				Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of April 1, 2022	12,995,018	104,371	13,099,389	(9,297)	(882)	(10,179)
Issuance of treasury shares by Global Blue Group Holding A.G.	104,135	—	104,135	(1)	—	(1)
Acquisition of treasury shares as at Vested RSA shares	(538,044)	—	(538,044)	5	—	5
Acquisition of treasury shares as at Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)	(1,189,977)	—	(1,189,977)	9,179	—	9,179
Cancellation of preference shares A by Global Blue Group Holding A.G.	—	(104,135)	(104,135)	—	879	879
Acquisition of treasury shares	4	—	4	—	—	—
Closing balance as of March 31, 2023	11,371,136	236	11,371,372	(114)	(3)	(117)
During the financial year ended March 31, 2023, 104,135 ordinary shares were issued in the parent company and held initially in the custody of Global Blue Group II GmbH; and 538,044 ordinary shares vested and were transferred to the employees under the Company’s Restricted Share Award program. The shares were transferred out of the treasury shares held in custody of Global Blue Group II GmbH.
During the financial year ended March 31, 2023 1,189,977 ordinary shares were allocated by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) to other employees, ex-employees and members of management; and 104,135 preference A shares were cancelled in the Company and the reduction amount was allocated to the general reserve

For the financial year ended March 31, 2022

Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total
Opening balance as of April 1, 2021	8,051,569	138,846	8,190,415	(8,877)	(1,246)	(10,123)
Conversion of shares	34,711	(34,711)	—	(366)	366	—
Acquisition of treasury shares	5,001,217	236	5,001,453	(55)	(2)	(57)
Vested RSA shares March 2022	(92,479)	—	(92,479)	1	—	1
Closing balance as of March 31, 2022	12,995,018	104,371	13,099,389	(9,297)	(882)	(10,179)
During the financial year ended March 31, 2022, 1,217 ordinary and 236 preference shares were acquired from a former board member and held as treasury shares by Global Blue Group II GmbH, while 92,479 ordinary shares vested and were transferred to the employees under the Company’s Restricted Share Award program. The shares were transferred out of the treasury shares held in custody of Global Blue Group II GmbH.
Shareholders of Global Blue Group Holding AG

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2024
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	91,230,811	11,970,487	103,201,298	43.1%	6,548,415
Partners Group and Affiliates (2)	37,642,705	4,939,137	42,581,842	17.8%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	22,023,529	31,310,498	13.1%	—
Tencent Mobility Limited	18,181,818	—	18,181,818	7.6%	—
Ant Group	12,500,000	—	12,500,000	5.2%	—
GB Directors, Executive Management & Other Employees	8,721,599	774,517	9,496,116	4.0%	516,317
Other Shareholders	22,010,799	—	22,010,799	9.2%	20,969,283
Total excl. instruments held by the Group	199,574,701	39,707,670	239,282,371	100.0%	30,735,950
Treasury shares	10,743,091	236	10,743,327		—
Total incl. instruments held by the Group	210,317,792	39,707,906	250,025,698		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2023
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	97,258,598	11,970,487	109,229,085	47.8%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	19.7%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	21,176,470	30,463,439	13.3%	—
Ant Group	12,500,000	—	12,500,000	5.5%	—
GB Directors, Executive Management & Other Employees	8,883,950	774,517	9,658,467	4.2%	516,317
Other Shareholders	21,796,402	—	21,796,402	9.5%	20,969,283
Total excl. instruments held by the Group	189,855,747	38,860,611	228,716,358	100.0%	30,735,950
Treasury shares	11,371,136	236	11,371,372		—
Total incl. instruments held by the Group	201,226,883	38,860,847	240,087,730		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2022
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	97,258,598	11,970,487	109,229,085	55.1%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	22.7%	2,701,935
Ant Group	12,500,000	—	12,500,000	6.3%	—
GB Directors, Executive Management & Other Employees	9,198,164	878,652	10,076,816	5.1%	516,317
Other Shareholders	21,539,634	—	21,539,634	10.9%	20,969,283
Total excl. instruments held by the Group	180,626,224	17,788,276	198,414,500	100.0%	30,735,950
Treasury shares	11,908,738	236	11,908,974		—
Total incl. instruments held by the Group	192,534,962	17,788,512	210,323,474		30,735,950

(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes Treasury Shares

Global Blue Group Holding AG, an holding company incorporated in December 2019, became the ultimate parent of the Group as of August 28, 2020, as part of a capital reorganization; during the reorganization additional shares were issued with the increase of the share premium.
Ordinary shares
Holders of ordinary shares are entitled to dividends and are entitled to one vote per share at general meetings of the Company. From the financial year ended March 31, 2026 the preferential dividend will have to be first approved before approval of a dividend for ordinary shares to be granted.
For the financial year ended March 31, 2024, there was no change in the conditions for the ordinary shares; please refer to Note 22 for details.
Preference shares
Preference shares Series A
Holders of these shares are entitled to dividends and are entitled to one vote per share at general meetings of the Company. In addition, the holders are entitled to preferential dividends beginning in the financial year ending March 31, 2026, at a rate of 8% with an increase by 1% each year thereafter.
Given that no preference dividend is owed to Series A holders and no preference dividend has currently been approved by shareholders, no adjustment has been made to basic earnings per share related to the Series A preferred shares.
Based on the terms of the Series A preference shares, management has determined that they should be classified as equity.
Put Option
Preference shares can be exchanged 1:1 for ordinary shares at any time at the shareholder´s election. The exchange will take place no earlier than 25 days, and no later than 65 days after the exercise of the put option.
Call Option
The Company can exercise a call option with 20 days’ notice to exchange the Series A preference shares 1:1 for ordinary shares.
The call option can only be exercised if (i) the 30-day Volume-Weighted Average Price (“VWAP”) of the ordinary shares is at least USD18.00 per share and (ii) no blackout or lockup is in effect.
Redemption
The Company may redeem the Series A preference shares for cash or ordinary shares at the shareholder’s election on or after August 28, 2025 or on a change of control (if earlier).
The redemption right can only be exercised if the 30-day VWAP of the ordinary shares is at least USD10.00 or the value attributable on such change of control is USD10.00.
Liquidation
Each holder of preference shares is entitled to a priority share of the liquidation proceeds up to USD10.00. The remainder is distributed to the holders of the ordinary shares.
For the financial year ended March 31, 2024, there was no change in the conditions for the Put/Call Options, redemption or liquidation of the Series A preference shares.
Preference shares Series B
During the financial year ended March 31, 2023, 21,176,470 preference shares Series B (“Series B shares”) were issued based on the investment agreement with CK Opportunities Wolverine Sarl (“Certares”), and these shares have the same voting and other rights as the ordinary shares.
The holders of these shares are entitled to a non-cumulative dividend compounded annually and paid in kind, in the form of newly-issued preference shares in an amount equal to 5% of the number of preference shares, less any converted already and to be cancelled; this dividend is subject to the Board of Directors’ (the “Board”) and shareholders’ approval.
During the financial year ended March 31, 2024, 847,059 Series B shares were issued by the Company and transferred to Certares, in relation to the dividend-in-kind approved by the Company’s September 14, 2023 shareholders meeting.
In addition, the holders of these shares are entitled to the same dividend or distributions as on the ordinary shares, if approved by the general meeting, calculated as if the preferred shares had been converted into ordinary shares.
Based on the terms of the Series B preference shares, management has determined that they should be classified as equity.
Call Option
The Company has the right to exercise entirely at its discretion a call option on or after June 13, 2027. The Company has the discretion to redeem the options in cash or to convert to ordinary shares on a 1:1 ratio.
Put Option
Upon a change of control, Certares has the right to:
•convert the Series B preference shares into ordinary shares on a cashless basis on a 1:1 ratio; or
•in the event of a tender offer or other change of control transaction, Certares must receive the same offer as Silver Lake and the other holders unless the Company or another shareholder makes Certares an equivalent offer. The Company has the option and not an obligation to make an equivalent offer to Certares.
Conversion right
The Series B preference shares may be converted into ordinary shares at any time at the election of Certares from six months after the closing date.
Forced conversion
The Company has the right to acquire all or any portion of the Series B preference shares in exchange for ordinary shares. This can be exercised entirely at the discretion of the Company on or after the June 13, 2023 if the 40 days VWAP of the ordinary shares is at least USD6.80 per share or on a change of control.
Redemption
The Series B preference shares are only redeemable at the Company’s option.
Liquidation
Each holder of Series B preference shares is entitled to receive a liquidation preference dividend equal to the higher of USD8.50 and the amount that such preferred share would have received had it been converted into an ordinary share immediately prior to the liquidation.
Warrants
As part of the reorganization and listing, 21,083,307 public warrants and 9,766,667 private warrants were issued for a total number of warrants (“Warrants”) of 30,849,974 at a fair value of EUR20.2 million.
The Warrants were issued in exchange for services provided by FPAC at the date of the merger. The Warrants were accounted for in accordance with IAS 32 as liability and were measured at the fair value of the equity instrument granted.
As of March 31, 2024, 30,735,950 warrants are outstanding; please refer to Note 31 for details of the movement in the number of warrants during the period.
For the financial year ended March 31, 2024, there was no change in the conditions for the Warrants; please refer to Note 4 and Note 31 for details.
The conditions for the Warrants are as listed below:
Public Warrants
Exercisability of Public Warrants
The public warrants became exercisable on September 30, 2020 (30 days after the closing), and expire on August 31, 2025 (the fifth anniversary of the closing).
Exercise Price
The public warrants represent the right to purchase one of the Company’s shares at a price of USD11.50 per share.
Adjustment
The exercise price and the number of the Company’s shares issuable on exercise of the public warrants will be adjusted in certain circumstances, including in the event of a share dividend, extraordinary dividend or the Company’s recapitalization, reorganization, merger or consolidation.
Fractional Shares
No fractional shares will be issued upon exercise of the public warrants (rounding shall be down to the nearest whole number of the Company Shares).
Redemption
By contrast, the Company may call the public warrants for redemption in certain circumstances where the closing price of the shares equals or exceeds USD18.00. The Company may only call public warrants for redemption:
•in whole and not in part;
•at a price of USD0.01 per warrant;
•upon not less than 30 days’ prior written notice of redemption to each warrant holder.
If the Company calls the public warrants for redemption as described above, it will have the option to require any holder that wishes to exercise its public warrant prior to such redemption to do so on a “cashless basis.”
Other
The public warrants may be amended with the approval of at least 50% of the then outstanding public warrants to make any other change that adversely affects the interests of the Warrant holders.
The Warrant holders do not have the rights or privileges of holders of the Company´s shares or any voting rights until they exercise their public warrants and receive the Company´s shares.
Private Warrants
Private-placement warrants have terms and provisions that are identical to those of the public warrants that become the Company Warrants described above, including as to exercise price, exercisability and exercise period, and adjustment. However, the private warrants will not be redeemable and may be exercised on a cashless basis.
The private warrants are transferable (and have been transferable since they became exercisable on September 30, 2020). Open Market Trades, Block Trades or Public Offerings of private warrants shall be carried out pursuant to the registration statement that has been declared effective by the SEC, together with any required supplementary disclosure or prospectus at the time.